Inventories	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	May 31, 2025	August 31, 2024
Ore stockpile	$7,067	$4,533
Gold in circuit	1,253	837
Gold doré	962	55
Total precious metals inventories	9,282	5,425
Supplies	2,551	824
Total inventories	$11,833	$6,249